UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

      ANNUAL REPORT                                         APRIL 30, 2005
--------------------------------------------------------------------------------




                                          INVESTMENT ADVISER:
                                          CHICAGO ASSET MANAGEMENT COMPANY


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     4

Statement of Operations ..................................................     8

Statement of Changes in Net Assets .......................................     9

Financial Highlights .....................................................    10

Notes to Financial Statements ............................................    11

Report of Independent Registered Public Accounting Firm ..................    16

Trustees and Officers ....................................................    18

Disclosure of Portfolio Expenses .........................................    26

Approval of Investment Advisory Agreement ................................    28

Notice to Shareholders ...................................................    30
--------------------------------------------------------------------------------




The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available by calling 1-866-39-CAMCO; and on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholders:

April 30th is the fiscal year-end for the Chicago Asset Management Value Portfolio. This Portfolio is the investment vehicle for clients interested in equity exposure of the specific Value style offered by Chicago Asset Management Company. In this letter we will review the Portfolio returns and the investment environment for the fiscal year which just ended. We wish to thank you for your continued commitment to our firm's long-term investment style, and to let you know that we share your philosophical optimism for the attractiveness of equities as an appropriate vehicle for committed long-term investors.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The fiscal year ended April 30, 2005, completed twelve months of growing short-term volatility, and a kind of apprehensive environment evidenced by investor activity. The seeds of these conditions seem to be a combination of concern over rapidly rising energy costs, increasing interest rates, and a general concern over the durability of the current economic expansion.

We view each of these issues with some perspective. Energy prices seem to go through unexpected surges every so many years. Generally, they retreat and have followed a path of growing more slowly than the rate of inflation if one measures it over many decades. Interest rates used to be considered as a dampening effect on the economy when they were rising; however, the past couple of decades has resulted in such sharp declines in interest rates that they are now starting from an exceptionally low base. Therefore, rising interest rates should not be expected to dampen economic activity as long as they stay in what historically is a very low range. In viewing the pace of economic activity, one should keep in mind that the very strong recovery experienced right after recessionary times should not be viewed as sustainable. The current level of economic activity is quite healthy and acceptable and should not be viewed as offering a concern because it has declined from the very rapid levels experienced right after a recession. In total, we would view conditions as more favorable than investors have shown with their sentiment toward equity investing in the past year.

The investment performance results for the full year produced a rate of return for your Value Portfolio of (0.09)%. This is in comparison to the return of the Standard & Poor's 500 Composite Index of 6.34%. This is certainly modest in comparison to the prior year, and shows that the kinds of securities held in this Portfolio received less favorable investor attention during this year than was received by the general market as a whole. We believe the combination of this Portfolio's underexposure to energy and overexposure to pharmaceuticals and technology were responsible for

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
the results in the year just ended. We view these conditions as representing short-term distortions to the equity market and not something for which we would wish to change the philosophical approach to managing this Portfolio. On the contrary, we believe the sectors which underperformed the general market in the current year carry above-average attractiveness going forward. We have added to some of those issues as part of our long-term philosophy.

In this most recent year, as in prior years, we looked carefully at individual securities which underperformed and if the outlook appeared favorable, we added to those holdings. We believe this is an important part of the portfolio management activity and takes advantage of the opportunity to purchase securities of admired companies while their share price is depressed. Conversely, we will sell portions of holdings which have outperformed the market and are approaching what we view to be full valuation. It is intended that these activities have the potential to add to the longer term return on invested assets.

Both now and in the future, we plan to maintain our traditional investment philosophy of seeking companies whose business we admire, and whose security may have underperformed prior to our purchase, but which holds potential to outperform in the future. At any given time, we aim to have a portfolio of securities which we view as reasonably valued in comparison to the market as a whole, and anticipate that they may perform better than the general market as the future unfolds. We thank you as Shareholders for the confidence you share in this philosophical approach to investing. Equities offer the opportunity to participate in the ownership of many companies which are striving to manage their business in a way that will enhance the benefits to their shareholders.

CHICAGO ASSET MANAGEMENT COMPANY

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THIS IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

                         DEFINITION OF COMPARATIVE INDEX

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                CHICAGO ASSET
                                  MANAGEMENT                S&P 500
                                VALUE PORTFOLIO         COMPOSITE INDEX
                 1995               10,000                   10,000
                 1996               12,800                   13,021
                 1997               13,276                   16,293
                 1998               17,486                   22,985
                 1999               21,277                   28,000
                 2000               19,098                   30,836
                 2001               18,707                   26,837
                 2002               18,157                   23,447
                 2003               15,446                   20,327
                 2004               19,236                   24,977
                 2005               19,219                   26,561

                           PERIODS ENDED ON APRIL 30TH

                ------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                         FOR PERIOD ENDED APRIL 30, 2005
                ------------------------------------------------
                                  Annualized          Annualized
                One Year           5 Year              10 Year
                 Return            Return              Return
                ------------------------------------------------
                (0.09)%             0.13%               6.75%
                ------------------------------------------------


* If the adviser and/or portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF THE COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

 17.3%    Computers & Services
 14.5%    Banks
  9.7%    Industrial
  8.6%    Pharmaceuticals
  6.4%    Medical Products & Services
  6.2%    Financial Services
  6.2%    Retail
  6.1%    Food, Beverage & Tobacco
  4.0%    Petroleum Refining
  3.9%    Automotive
  3.8%    Entertainment
  3.5%    Insurance
  2.9%    Measuring Devices
  2.9%    Toys & Games
  2.8%    Restaurants
  1.0%    Telephones & Telecommunications
  0.2%    Money Market Fund

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK - 99.9%
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                     ------------  ------------

AUTOMOTIVE -- 3.9%
   Ford Motor .....................................       110,400  $  1,005,744
   General Motors .................................        35,825       955,811
                                                                   ------------
                                                                      1,961,555
                                                                   ------------

BANKS -- 14.5%
   Bank of America ................................        39,766     1,791,061
   JPMorgan Chase .................................        47,988     1,703,094
   Washington Mutual ..............................        45,800     1,892,456
   Wells Fargo ....................................        31,100     1,864,134
                                                                   ------------
                                                                      7,250,745
                                                                   ------------

COMPUTERS & SERVICES -- 17.3%
   Cisco Systems* .................................        90,100     1,556,928
   Computer Sciences* .............................        33,900     1,473,972
   Hewlett-Packard ................................        85,500     1,750,185
   International Business Machines ................        19,600     1,497,048
   Microsoft ......................................        71,900     1,819,070
   Solectron* .....................................       170,500       562,650
                                                                   ------------
                                                                      8,659,853
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                     ------------  ------------

ENTERTAINMENT -- 3.8%
   Walt Disney ....................................        72,385  $  1,910,964
                                                                   ------------

FINANCIAL SERVICES -- 6.2%
   Bear Stearns ...................................        16,300     1,542,958
   Janus Capital Group ............................       120,300     1,562,697
                                                                   ------------
                                                                      3,105,655
                                                                   ------------

FOOD, BEVERAGE & TOBACCO -- 6.1%
   Coca-Cola ......................................        36,000     1,563,840
   HJ Heinz .......................................        40,575     1,495,189
                                                                   ------------
                                                                      3,059,029
                                                                   ------------

INDUSTRIAL -- 9.7%
   3M .............................................        21,847     1,670,640
   Dover ..........................................        42,250     1,536,210
   Emerson Electric ...............................        26,300     1,648,221
                                                                   ------------
                                                                      4,855,071
                                                                   ------------

INSURANCE -- 3.5%
   Allstate .......................................        31,500     1,769,040
                                                                   ------------
MEASURING DEVICES -- 2.9%
   Agilent Technologies* ..........................        68,900     1,429,675
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 6.5%
   Amgen* .........................................        27,300     1,589,133
   Johnson & Johnson ..............................        23,975     1,645,404
                                                                   ------------
                                                                      3,234,537
                                                                   ------------

PETROLEUM REFINING -- 4.0%
   Exxon Mobil ....................................        35,350     2,016,011
                                                                   ------------
PHARMACEUTICALS -- 8.6%
   Pfizer .........................................        74,775     2,031,637
   Schering-Plough ................................       109,196     2,278,920
                                                                   ------------
                                                                      4,310,557
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                     ------------  ------------

RESTAURANTS -- 2.8%
   McDonald's .....................................        48,675  $  1,426,664
                                                                   ------------
RETAIL -- 6.2%
   Costco Wholesale ...............................        36,235     1,470,416
   Gap ............................................        76,300     1,629,005
                                                                   ------------
                                                                      3,099,421
                                                                   ------------

TELEPHONES & TELECOMMUNICATIONS -- 1.0%
   Nortel Networks* ...............................       192,400       479,076
                                                                   ------------
TOYS & GAMES -- 2.9%
   Mattel .........................................        81,000     1,462,050
                                                                   ------------
   TOTAL COMMON STOCK
      (COST $49,862,943) ..........................                  50,029,903
                                                                   ------------

-------------------------------------------------------------------------------
 MONEY MARKET FUND -- 0.2%
-------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund (a)
      (Cost $128,521) .............................       128,521       128,521
                                                                   ------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $49,991,464) (b) ......................                  50,158,424
                                                                   ------------

-------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  (0.1)%
-------------------------------------------------------------------------------
   Investment Advisory Fees Payable................                     (26,367)
   Payable for Shares Redeemed ....................                     (17,222)
   Administration Fees Payable ....................                     (10,274)
   Trustees' Fees Payable .........................                      (1,965)
   Other Assets and Liabilities, Net ..............                     (15,017)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES..............                     (70,845)
                                                                   ------------
   NET ASSETS -- 100.0%  ..........................                $ 50,087,579
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------
   Paid in Capital ..............................................  $ 56,280,197
   Accumulated net realized loss on investments .................    (6,359,578)
   Net unrealized appreciation on investments ...................       166,960
                                                                   ------------
   NET ASSETS  ..................................................  $ 50,087,579
                                                                   ============

INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Unlimited authorization, no par value) ...................     3,936,337
                                                                   ============
   NET ASSET VALUE, Offering and Redemption Price Per Share .....        $12.72
                                                                         ======

  *   NON-INCOME PRODUCING SECURITY

(a)   THE YIELD AS OF APRIL 30, 2005 WAS 2.44%.

(b) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $50,462,977. AT APRIL 30, 2005, NET UNREALIZED DEPRECIATION BASED ON TAX COST WAS $(304,553). THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $7,672,261 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $(7,976,814).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                           YEAR
                                                                          ENDED
                                                                      APRIL 30, 2005
                                                                      --------------
INVESTMENT INCOME
Dividends .........................................................   $    1,237,800
                                                                      --------------
   TOTAL INCOME ...................................................        1,237,800
                                                                      --------------
EXPENSES
Investment Advisory Fees ..........................................          352,391
Administration Fees ...............................................          125,000
Trustees' Fees ....................................................            5,500
Shareholder Servicing Fees ........................................          142,998
Transfer Agent Fees ...............................................           52,176
Printing Fees .....................................................           20,799
Legal Fees ........................................................           19,001
Filing and Registration Fees ......................................           18,374
Audit Fees ........................................................           16,449
Custodian Fees ....................................................            5,575
Other Expenses ....................................................            8,130
                                                                      --------------
   TOTAL EXPENSES .................................................          766,393
                                                                      --------------
Less:
Fees Paid Indirectly -- See Note 4 in Notes to Financial Statements           (9,258)
                                                                      --------------
   NET EXPENSES ...................................................          757,135
                                                                      --------------
NET INVESTMENT INCOME .............................................          480,665
                                                                      --------------
NET REALIZED GAIN ON INVESTMENTS ..................................        2,048,185
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ..............       (2,314,391)
                                                                      --------------
NET LOSS ON INVESTMENTS ...........................................         (266,206)
                                                                      --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................   $      214,459
                                                                      ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR ENDED        YEAR ENDED
                                                                        APRIL 30,         APRIL 30,
                                                                           2005              2004
                                                                      --------------    --------------
OPERATIONS:
   Net Investment Income ..........................................   $      480,665    $      289,782
   Net Realized Gain (Loss) on Investments ........................        2,048,185          (979,587)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...............................................       (2,314,391)       12,170,988
                                                                      --------------    --------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ....................................          214,459        11,481,183
                                                                      --------------    --------------
DIVIDENDS:
   Net Investment Income ..........................................         (540,554)         (329,841)
                                                                      --------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................        1,698,386         7,176,204
   Reinvestment of Dividends ......................................          540,554           329,821
   Redeemed .......................................................       (9,214,043)       (8,366,502)
                                                                      --------------    --------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...................................       (6,975,103)         (860,477)
                                                                      --------------    --------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ......................       (7,301,198)       10,290,865
                                                                      --------------    --------------
NET ASSETS:
   Beginning of Year ..............................................       57,388,777        47,097,912
                                                                      --------------    --------------
   End of Year (including undistributed net investment income of
     $0 and $0, respectively) .....................................   $   50,087,579    $   57,388,777
                                                                      ==============    ==============
SHARE TRANSACTIONS:
   Issued .........................................................          128,662           583,667
   Reinvestment of Dividends ......................................           39,491            26,860
   Redeemed .......................................................         (696,830)         (682,652)
                                                                      --------------    --------------
   NET DECREASE IN SHARES OUTSTANDING
    FROM SHARE TRANSACTIONS .......................................         (528,677)          (72,125)
                                                                      ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                YEARS ENDED APRIL 30,
                                   -------------------------------------------------------------------------------
                                       2005              2004           2003(1)          2002             2001
                                   -----------       -----------     -----------      -----------      -----------
Net Asset Value,
   Beginning of Year ...........   $     12.85       $     10.38     $     12.29      $     12.70      $     14.34
                                   -----------       -----------     -----------      -----------      -----------
Income (Loss) From Operations
   Net Investment Income .......          0.11*             0.07            0.07             0.02             0.20
   Net Realized and
   Unrealized Gain (Loss) ......         (0.11)             2.47           (1.91)           (0.40)           (0.49)
                                   -----------       -----------     -----------      -----------      -----------
   Total from Operations .......            --              2.54           (1.84)           (0.38)           (0.29)
                                   -----------       -----------     -----------      -----------      -----------
Dividends and Distributions
   Net Investment Income .......         (0.13)            (0.07)          (0.07)           (0.02)           (0.20)
   Net Realized Gain ...........            --                --              --               --            (1.13)
   Return of Capital ...........            --                --              --            (0.01)           (0.02)
                                   -----------       -----------     -----------      -----------      -----------
   Total Dividends and
     Distributions .............         (0.13)            (0.07)          (0.07)           (0.03)           (1.35)
                                   -----------       -----------     -----------      -----------      -----------
Net Asset Value, End of
   Year ........................   $     12.72       $     12.85     $     10.38      $     12.29      $     12.70
                                   ===========       ===========     ===========      ===========      ===========
TOTAL RETURN++ .................         (0.09)%           24.54%         (14.93)%+         (2.94)%+         (2.05)%
                                   ===========       ===========     ===========      ===========      ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) .................   $    50,088       $    57,389     $    47,098      $    57,087      $    54,956
Ratio of Expenses to Average
   Net Assets (without fees paid
   indirectly and/or waivers) ..          1.36%             1.22%           1.46%            1.35%            1.25%
Ratio of Expenses to Average
   Net Assets ..................          1.34%**           1.16%           1.25%            1.25%            1.25%
Ratio of Net Investment
   Income to Average
   Net Assets ..................          0.85%             0.52%           0.71%            0.19%            1.44%
Portfolio Turnover Rate ........            15%               26%             30%              43%              95%

  *   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
 ** THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE YEARS INDICATED.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO ACQUIRED THE ASSETS OF THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid

      THE ADVISORS' INNER CIRCLE FUND                   CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
      price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio will seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular portfolio are borne by that portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  --  The   Portfolio  will
      distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENCY AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended April 30, 2005, the Administrator was paid 0.22% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $9,216, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the Portfolio's average net assets for the year ended April 30, 2005, was 0.02%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Chicago Asset Management Company (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a Transfer Agency Agreement.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
The Portfolio earns cash management credits which are used to offset transfer agent expenses. During the period, the Portfolio earned credits of $42 which were used to offset transfer agent expenses. The effect on the Portfolio's expense ratio as a percentage of the Portfolio's net assets for the year ended April 30, 2005, was less than 0.01%.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an Investment Advisory Agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of the Portfolio's average daily net assets. The Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of the Portfolio's average daily net assets. Effective November 4, 2004, the Adviser discontinued the voluntary waiver. During the year ended April 30, 2005, the Adviser did not waive any of its advisory fees.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased and sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended April 30, 2005, the Portfolio made purchases of $8,401,383 and sales of $15,403,724 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Permanent  book  and  tax   differences  may  result  in   reclassification   to
undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
Accordingly,   the  following  reclassifications  have  been  made  to/from  the following accounts:

                  UNDISTRIBUTED
              NET INVESTMENT INCOME         PAID IN CAPITAL
              ---------------------         ---------------
                     $59,889                   $(59,889)

The tax character of dividends and distributions declared during the years ended April 30, 2005 and 2004, was as follows:

                                                    2005                2004
                                                 ----------         -----------
Ordinary Income                                  $  480,665         $   289,922
Long-Term Capital Gains                                  --                  --
Distributions in Excess                              59,889              39,919
                                                 ----------         -----------
Total                                            $  540,554         $   329,841
                                                 ==========         ===========

As of April 30, 2005, the components of Accumulated Losses were as follows:

Capital Loss Carryforwards                                          $(5,888,065)
Unrealized Depreciation                                                (304,553)
                                                                    -----------
Total Accumulated Losses                                            $(6,192,618)
                                                                    ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2005 the Portfolio had capital loss carryforwards of $4,961,915 and $926,150 due to expire on April 30, 2010 and April 30, 2012, respectively. During the year ended April 30, 2005, the Portfolio utilized $1,242,018 in capital loss carryforwards.

Post-October losses represent losses realized on transactions from November 1, 2004 through April 30, 2005 that, in accordance with Federal income tax regulations, a Portfolio may elect to defer and treat as having arisen in the following year.

8. OTHER:

At April 30, 2005, 99% of total shares outstanding were held by one shareholder. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Chicago Asset Management Value Portfolio

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chicago Asset Management Value Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP
Philadelphia, Pennsylvania

June 24, 2005

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested

                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                   Chairman                   (Since 1991)
58 yrs. old                      of the Board
                                  of Trustees

--------------------------------------------------------------------------------
WILLIAM M. DORAN                    Trustee                   (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
65 yrs. old

--------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------


persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                  NUMBER OF
                                                 PORTFOLIOS
                                              IN THE ADVISORS'
                                              INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------
Currently performs various services on               38             Trustee of The Advisors' Inner Circle
behalf of SEI Investments for which                                 Fund II, Bishop Street Funds, The MDL
Mr. Nesher is compensated. Executive                                Funds, SEI Asset Allocation Trust, SEI
Vice President of SEI Investments,                                  Daily Income Trust, SEI Index Funds.
1986-1994. Director and Executive                                   SEI Institutional International Trust,
Vice President of the Administrator                                 SEI Institutional Investments Trust,
and the Distributor, 1981-1994.                                     SEI Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust, SEI Tax Exempt
                                                                    Trust, SEI Opportunity Master Fund,
                                                                    L.P., SEI Opportunity Fund, L.P., SEI
                                                                    Absolute Return Master Fund, L.P.,
                                                                    SEI Absolute Return Fund, L.P., SEI
                                                                    Global Master Fund, PLC, SEI Global
                                                                    Assets Fund, PLC, SEI Global Invest-
                                                                    ments Fund, PLC, SEI Investments
                                                                    Global, Limited, SEI Investments-Global
                                                                    Fund Services, Limited, SEI Investments
                                                                    (Europe) Ltd., SEI Investments-Unit
                                                                    Trust Management (UK) Limited, and
                                                                    SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.                 38             Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                               SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                     Limited, SEI Investments Global
Administrator and the Distributor.                                  Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                             Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                            SEI Asset Korea Co., Ltd. Trustee of
                                                                    The Advisors' Inner Circle Fund II,
                                                                    SEI Investments, The MDL Funds,
                                                                    SEI Asset Allocation Trust, SEI Daily
                                                                    Income Trust, SEI Index Funds, SEI
                                                                    Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI Liquid
                                                                    Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the
    Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                            TERM OF
                                   POSITION(S)             OFFICE AND
NAME, ADDRESS,                      HELD WITH              LENGTH OF
   AGE(1)                           THE TRUST            TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                      Trustee              (Since 1993)
78 yrs. old
--------------------------------------------------------------------------------
EUGENE B. PETERS                    Trustee              (Since 1993)
75 yrs. old

--------------------------------------------------------------------------------
JAMES M. STOREY                     Trustee              (Since 1994)
74 yrs. old

--------------------------------------------------------------------------------




(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                 PORTFOLIOS
                                              IN THE ADVISORS'
                                              INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                    HELD BY BOARD MEMBER(3)
-------------------------------------------------------------------------------------------------------------
Vice Chairman of Ameritrust Texas N.A.,              38               Trustee of The Advisors' Inner Circle
1989-1992, and MTrust Corp., 1985-1989.                               Fund II and The MDL Funds.
-------------------------------------------------------------------------------------------------------------
Private investor from 1987 to present.               38               Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                    Fund and The MDL Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.

-------------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.              38               Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                     Fund II, The MDL Funds, SEI Asset
December 1993.                                                        Allocation Trust, SEI Daily Income
                                                                      Trust, SEI Index Funds, SEI
                                                                      Institutional International Trust, SEI
                                                                      Institutional Investments Trust, SEI
                                                                      Institutional Managed Trust, SEI Liquid
                                                                      Asset Trust and SEI Tax Exempt Trust,
                                                                      and the U.S. Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------




(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                           TERM OF
                                  POSITION(S)             OFFICE AND
      NAME, ADDRESS,               HELD WITH              LENGTH OF
          AGE(1)                   THE TRUST            TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.             Trustee              (Since 1999)
62 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                  Trustee              (Since 2005)
62 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                  Trustee              (Since 2005)
70 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 Trustee              (Since 2005)
63 yrs. old

--------------------------------------------------------------------------------




(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD               OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                     MEMBER                   HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                  38              Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                             Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                     of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                                 The MDL Funds, SEI Asset Allocation
L.P., March 1991-December 1996;                                    Trust, SEI Daily Income Trust, SEI
Treasurer and Clerk, Peak Asset                                    Index Funds, SEI Institutional
Management. Inc., since 1991.                                      International Trust, SEI Institutional
                                                                   Investments Trust, SEI Institutional
                                                                   Managed Trust, SEI Liquid Asset Trust,
                                                                   SEI Tax Exempt Trust, SEI Opportunity
                                                                   Master Fund, L.P., SEI Absolute Return
                                                                   Fund, L.P. and SEI Opportunity
                                                                   Fund, L.P.
-----------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                  38              Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                              Fund II and The MDL Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.

-----------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                 38              Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                  The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                  The MDL Funds.
Inc. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------
Retired.                                           38              Director, Federal Agricultural Mortgage
                                                                   Corporation. Trustee of The Advisors'
                                                                   Inner Circle Fund II and The MDL
                                                                   Funds.
-----------------------------------------------------------------------------------------------------------




(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
  NAME, ADDRESS,                    HELD WITH                   LENGTH OF
      AGE(1)                        THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                  President                  (Since 2003)
42 yrs. old

--------------------------------------------------------------------------------
PETER GOLDEN                      Controller and               (Since 2003)
40 yrs. old                  Chief Financial Officer

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI               Chief Compliance              (Since 2004)
37 yrs. old                          Officer

--------------------------------------------------------------------------------
JAMES NDIAYE                      Vice President               (Since 2004)
36 yrs. old                       and Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President          (Since 2000)
37 yrs. old                  and Assistant Secretary

--------------------------------------------------------------------------------
PHILIP T. MASTERSON          Assistant Vice President          (Since 2004)
41 yrs. old                  and Assistant Secretary

--------------------------------------------------------------------------------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                        PORTFOLIOS
                                                     IN THE ADVISORS'
                                                     INNER CIRCLE FUND
            PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                         MEMBER          HELD BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Senior Operations Officer, SEI Investments,                 N/A                   N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
----------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                  N/A                   N/A
and Administration since June 2001. From
March 2000 to 2001, Vice President of Funds
Administration for J.P. Morgan Chase & Co.
----------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI               N/A                   N/A
Investments and Vice President and Assistant
Secretary of SEI Investments Global Funds
Services from 2000-2004; Vice President,
Merrill Lynch & Co. Asset Management
Group from 1998-2000; Associate at Pepper
Hamilton LLP from 1997-1998.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company                         N/A                   N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant               N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company since                   N/A                   N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President
and Associate Counsel, Oppenheimer Funds
from 2001-2003, and Vice President and
Assistant Counsel from 1997-2001.
----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                              BEGINNING         ENDING                    EXPENSES
                                               ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                                                VALUE            VALUE        EXPENSE      DURING
                                              10/31/04          4/30/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------------------------
CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares                    $1,000.00        $  978.60       1.48%        $7.26

HYPOTHETICAL 5% RETURN
Institutional Class Shares                     1,000.00         1,017.46       1.48          7.40
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Portfolio service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 16, 2004, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolio and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (d) the extent to which economies of scale would be realized as the Portfolio grows; and (e) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided the Board with an overview of the Adviser and reviewed the Adviser's brokerage and best execution policies. The representative also reviewed the Adviser's contrarian investment philosophy, buy and sell disciplines, and portfolio construction methodology. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Portfolio.

PORTFOLIO PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Portfolio's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Portfolio.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Portfolio was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                     DIVIDENDS
                                    QUALIFYING
         ORDINARY                  FOR CORPORATE                QUALIFYING
          INCOME                     DIVIDENDS                   DIVIDEND
       DISTRIBUTIONS          RECEIVABLE DEDUCTION(1)            INCOME(2)
       -------------          -----------------------           ----------
          100.00%                     100.00%                     100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

      THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2005 FORM 1099-DIV.

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-39-CAMCO

                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.




CAM-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant had adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are PricewaterhouseCoopers are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers Related to the Trust

PricewaterhouseCoopers billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were              did not require
                                     approved          pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit           $44,780            N/A               N/A             $42,900              N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A            $10,780(2)           N/A                N/A           $102,828(3)           N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A                N/A              N/A                N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A                N/A              N/A                N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA Patriot Act for SEI Funds II.

   (3) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 readiness assistance, and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA Patriot Act for the SEI II Funds.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A

                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A

                ---------------------------- ----------------- ----------------


(f)

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------
                                          James F. Volk, President

Date:  June 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------
                                          James F. Volk, President

Date:  June 24, 2005


By (Signature and Title)*                 /s/ Peter J. Golden
                                          ---------------------------------
                                          Peter J. Golden, Controller & CFO

Date:  June 24, 2005


* Print the name and title of each signing officer under his or her signature.